SHAREHOLDERS' EQUITY - Additional Information (Details)	Dec. 31, 2022 $ / shares	Jan. 04, 2019 USD ($) $ / shares
STOCKHOLDERS' EQUITY
Total value of underwriter warrants | $		$ 190,384
Exercise price of warrants	$ 6.25
Price per warrant
STOCKHOLDERS' EQUITY
Warrants measurement input		1.51
Risk-free rate
STOCKHOLDERS' EQUITY
Warrants measurement input		4.35
Volatility
STOCKHOLDERS' EQUITY
Warrants measurement input	35